Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Event
16.	Subsequent Event

On February 23, 2012, the Company completed a private placement financing.  Under an agreement with Dundee Securities Ltd. and ROTH Capital Partners, LLC, as agents (“the Agents”), the Agents sold 15,000,000   common shares of the Company at a price of CAD$1.00 per share, with an overallotment of 2,250,000 common shares, on a best-efforts basis, for gross proceeds of $17,250,000.